Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Net Loss	$ (46,236,851)	$ (50,715,696)
Foreign currency translation adjustment net of tax	(1,513,200)	3,239,828
Other comprehensive income, net of tax	(1,513,200)	3,239,828
Comprehensive loss	$ (47,750,051)	$ (47,475,868)